Commitments, Contingent Liabilities and Other Off-Balance Sheet Risks (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Contingencies
Term of outstanding letters of credit	15 years
Lease Obligations
Rental expense	$ 1,200	$ 1,300
Minimum lease payments
2016	1,303
2017	1,094
2018	1,081
2019	1,095
2020	1,113
Thereafter	3,651
Total	$ 9,337
Maximum | Letter of credit
Contingencies
Term of outstanding letters of credit	1 year